ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from third parties				¥ 973,012
Provision for doubtful accounts of accounts receivable due from third parties	¥ 1,818,008	$ 267,941	¥ 981,891
Percentage of not-collection from our customers	17.2	17.2
Amount of not-collection from our customers	¥ 7,900,000	$ 1,200,000